Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and December 31, 2011:

March 31, 2011

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥71,991	¥763	¥71,228	¥—
Available-for-sale securities	883,410	74,914	492,820	315,676
Japanese and foreign government bond securities	169,345	19,995	149,350	—
Japanese prefectural and foreign municipal bond securities	34,968	—	34,968	—
Corporate debt securities	292,032	—	289,459	2,573
Specified bonds issued by SPEs in Japan	222,314	—	—	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,874	—	2,591	85,283
Other debt securities	5,506	—	—	5,506
Equity securities	71,371	54,919	16,452	—
Other securities	10,023	—	10,023	—
Investment funds	10,023	—	10,023	—
Derivative assets	22,985	1,306	18,497	3,182
Interest rate swap agreements	2,070	—	2,070	—
Options held/written, caps held, and other	3,467	—	333	3,134
Futures, foreign exchange contracts	2,633	1,306	1,327	—
Foreign currency swap agreements	14,766	—	14,766	—
Credit derivatives held/written	49	—	1	48

	¥988,409	¥76,983	¥592,568	¥318,858

Financial Liabilities:
Derivative liabilities	¥42,076	¥977	¥40,863	¥236
Interest rate swap agreements	1,320	—	1,320	—
Options held/written, caps held, and other	2,071	—	2,071	—
Futures, foreign exchange contracts	4,968	977	3,991	—
Foreign currency swap agreements	33,481	—	33,481	—
Credit derivatives held/written	236	—	—	236

	¥42,076	¥977	¥40,863	¥236

December 31, 2011

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	¥8,896	¥—	¥8,896	¥—
Trading securities	33,818	166	33,652	—
Available-for-sale securities	880,582	107,107	501,632	271,843
Japanese and foreign government bond securities	173,482	50,321	123,161	—
Japanese prefectural and foreign municipal bond securities	58,644	27	58,617	—
Corporate debt securities	306,217	—	303,328	2,889
Specified bonds issued by SPEs in Japan	162,396	—	—	162,396
CMBS and RMBS in the U.S., and other asset-backed securities	100,591	—	1,619	98,972
Other debt securities	7,586	—	—	7,586
Equity securities	71,666	56,759	14,907	—
Other securities	5,239	—	5,239	—
Investment funds	5,239	—	5,239	—
Derivative assets	19,666	559	15,381	3,726
Interest rate swap agreements	4,625	—	4,625	—
Options held/written, caps held and other	4,101	—	375	3,726
Futures, foreign exchange contracts	2,107	559	1,548	—
Foreign currency swap agreements	8,671	—	8,671	—
Credit derivatives held	162	—	162	—

	¥948,201	¥107,832	¥564,800	¥275,569

Financial Liabilities:
Derivative liabilities	¥9,595	¥557	¥9,038	¥—
Interest rate swap agreements	1,433	—	1,433	—
Options held/written, caps held and other	2,678	—	2,678	—
Futures, foreign exchange contracts	1,793	557	1,236	—
Foreign currency swap agreements	3,687	—	3,687	—
Credit derivatives held	4	—	4	—

	¥9,595	¥557	¥9,038	¥—

*	A subsidiary elected the fair value option under ASC825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥404 million and ¥404 million, for the nine months ended December 31, 2011 and for the three months ended December 31, 2011, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2011 and for the three months ended December 31, 2011, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at December 31, 2011, are ¥8,492 million and ¥8,896 million, respectively, and the amount of aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥404 million. There are no loans that are 90 days or more past due, in non-accrual status, or both.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the reconciliation for financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended December 31, 2010 and 2011:

Nine months ended December 31, 2010

	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/unrealized)			Purchases, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2010 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥—	¥—	¥—
Available-for-sale securities	401,804	(7,705)	(3,192)	(10,897)	(47,333)	(43,536)	300,038	(7,733)
Corporate debt securities	6,841	10	(66)	(56)	(2,080)	(2,057)	2,648	(23)
Specified bonds issued by SPEs in Japan	246,305	(4,993)	1,491	(3,502)	(41,473)	7,929	209,259	(5,031)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(2,722)	(4,635)	(7,357)	(3,780)	(49,408)	82,631	(2,679)
Other debt securities	5,482	—	18	18	—	—	5,500	—
Derivative assets and liabilities (net)	493	(2,068)	—	(2,068)	—	2,659	1,084	(2,068)
Options held/written, caps held and other	—	(1,621)	—	(1,621)	—	2,659	1,038	(1,621)
Credit derivatives held/written	493	(447)	—	(447)	—	—	46	(447)

Nine months ended December 31, 2011

	Millions of yen
		Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2011 *1
	Balance at April 1, 2011	Included in earnings *1	Included in other comprehensive income	Total
Available-for-sale securities	315,676	(1,851)	(632)	(2,483)	53,681	(6,777)	(88,254)	—	271,843	(2,487)
Corporate debt securities	2,573	(105)	203	98	2,549	—	(2,331)	—	2,889	(108)
Specified bonds issued by SPEs in Japan	222,314	(3,451)	3,112	(339)	100	(10)	(59,669)	—	162,396	(3,476)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,705	(3,336)	(1,631)	45,341	(6,767)	(23,254)	—	98,972	1,097
Other debt securities	5,506	—	(611)	(611)	5,691	—	(3,000)	—	7,586	—
Derivative assets and liabilities (net)	2,946	592	—	592	—	—	188	—	3,726	592
Options held/written, caps held and other	3,134	592	—	592	—	—	—	—	3,726	592
Credit derivatives held/written	(188)	—	—	—	—	—	188	—	—	—

*1	Principally, gains and losses from trading securities are included in brokerage commissions and net gains on investment securities; available-for-sale securities are included in write-downs of securities or life insurance premiums and related investment income and derivative assets and liabilities (net) are included in other operating revenues/expenses, respectively. Also, for available-for-sale securities, amortizations of interest recognized in interest on loans and investment securities are included in these columns.
*2	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Three months ended December 31, 2010

	Millions of yen
	Balance at September 30, 2010	Gains or losses (realized/unrealized)			Purchases, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2010 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥24	¥—	¥1	¥1	¥(25)	¥—	¥—	¥—
Available-for-sale securities	308,955	(922)	(1,971)	(2,893)	(6,024)	—	300,038	(889)
Corporate debt securities	3,147	(22)	(4)	(26)	(473)	—	2,648	(23)
Specified bonds issued by SPEs in Japan	213,852	(183)	(148)	(331)	(4,262)	—	209,259	(215)
CMBS and RMBS in the U.S., and other asset-backed securities	86,462	(717)	(1,825)	(2,542)	(1,289)	—	82,631	(651)
Other debt securities	5,494	—	6	6	—	—	5,500	—
Derivative assets and liabilities (net)	3,288	(2,204)	—	(2,204)	—	—	1,084	(2,204)
Options held/written, caps held and other	2,720	(1,682)	—	(1,682)	—	—	1,038	(1,682)
Credit derivatives held/written	568	(522)	—	(522)	—	—	46	(522)

Three months ended December 31, 2011

	Millions of yen
		Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2011 *1
	Balance at September 30, 2011	Included in earnings *1	Included in other comprehensive income	Total
Available-for-sale securities	292,909	(520)	1,939	1,419	14,346	(6,452)	(30,379)	—	271,843	(978)
Corporate debt securities	2,681	(37)	17	(20)	546	—	(318)	—	2,889	(37)
Specified bonds issued by SPEs in Japan	180,191	(1,576)	964	(612)	100	(10)	(17,273)	—	162,396	(1,601)
CMBS and RMBS in the U.S., and other asset-backed securities	99,624	1,093	785	1,878	13,700	(6,442)	(9,788)	—	98,972	660
Other debt securities	10,413	—	173	173	—	—	(3,000)	—	7,586	—
Derivative assets and liabilities (net)	3,253	463	—	463	—	—	10	—	3,726	463
Options held/written, caps held and other	3,263	463	—	463	—	—	—	—	3,726	463
Credit derivatives held/written	(10)	—	—	—	—	—	10	—	—	—

*1	Principally, gains and losses from trading securities are included in brokerage commissions and net gains on investment securities; available-for-sale securities are included in write-downs of securities or life insurance premiums and related investment income and derivative assets and liabilities (net) are included in other operating revenues/expenses, respectively. Also, for available-for-sale securities, amortizations of interest recognized in interest on loans and investment securities are included in these columns.
*2	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Fair Value, Assets Measured on Nonrecurring Basis

The following table presents recorded amounts of assets and liabilities measured at fair value on a nonrecurring basis as of March 31, 2011 and December 31, 2011. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment.

March 31, 2011

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥3,776	¥—	¥—	¥3,776
Loans held for sale	11,439	—	11,439	—
Real estate collateral-dependent loans (net of allowance for probable loan losses)	110,329	—	—	110,329
Investment in operating leases and other operating assets	26,813	—	—	26,813
Land and buildings undeveloped or under construction	30,595	—	—	30,595
Certain investment in affiliates	2,090	236	—	1,854

	¥185,042	¥236	¥11,439	¥173,367

December 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥1,138	¥—	¥—	¥1,138
Real estate collateral-dependent loans (net of allowance for probable loan losses)	81,362	—	—	81,362
Investment in operating leases and other operating assets	11,478	—	—	11,478
Land and buildings undeveloped or under construction	14,307	—	—	14,307
Certain investment in affiliates	11,063	10,775	—	288

	¥119,348	¥10,775	¥—	¥108,573